Stock Option Plans (Summary of Stock Option Activity) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares outstanding
Outstanding Balance	214,518	192,729	267,856
Granted	548,000	45,000	0
Exercised	0	0	0
Expired or Forfeited	(26,244)	(23,211)	(75,127)
Outstanding Balance	736,274	214,518	192,729
Weighted Average Exercise Price
Outstanding Balance	$ 9.72	$ 10.68	$ 8.87
Granted	$ 2.63	$ 2.00	$ 0
Exercised	$ 0	$ 0	$ 0
Expired/Forfeited	$ 11.42	$ 2.71	$ 0.65
Outstanding Balance	$ 4.41	$ 9.72	$ 10.68
Exercised Price Range
Outstanding Balance, lower limit	$ 1.71		$ 0.46
Outstanding Balance, upper limit	$ 17.50		$ 17.50
Granted, lower limit	$ 2.60
Granted, upper limit	$ 2.70
Granted		$ 2.00	$ 0
Exercised		$ 0	$ 0
Expired or Forfeited, lower limit	$ 2.60	$ 1.94	$ 0.46
Expired or Forfeited, upper limit	$ 15.00	$ 17.50	$ 2.17
Outstanding Balance, lower limit	$ 1.71	$ 1.71	$ 1.71
Outstanding Balance, upper limit	$ 17.50	$ 17.50	$ 17.50